GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Going Concern
Accumulated deficit	$ (22,185,031)	$ (18,455,925)	$ (23,583,094)
Profit on disposal of subsidiaries	$ (971,903)